Condensed Financial Information of the Parent Company	12 Months Ended
Sep. 30, 2025
Condensed Financial Information of the Parent Company [Abstact]
CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

NOTE 21 — CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

Pursuant to the requirements of Rule 12-04(a), 5-04(c) and 4-08(e)(3) of Regulation S-X, the condensed financial information of the parent company shall be filed when the restricted net assets of consolidated subsidiaries exceed 25 percent of consolidated net assets as of the end of the most recently completed fiscal year. The Company performed a test on the restricted net assets of consolidated subsidiaries in accordance with such requirement and concluded that it was applicable to the Company as the restricted net assets of the Company’s PRC subsidiaries, the VIE and the VIE’s subsidiaries exceeded 25% of the consolidated net assets of the Company, therefore, the condensed financial statements for the parent company are included herein.

For purposes of the above test, restricted net assets of consolidated subsidiaries, the VIE and the VIE’s subsidiaries shall mean that amount of the Company’s proportionate share of net assets of consolidated subsidiaries (after intercompany eliminations) which as of the end of the most recent fiscal year may not be transferred to the parent company by subsidiaries in the form of loans, advances or cash dividends without the consent of a third party.

The condensed financial information of the parent company has been prepared using the same accounting policies as set out in the Company’s consolidated financial statements except that the parent company used the equity method to account for investment in its subsidiaries. Such investment is presented on the condensed balance sheets as “Investment in subsidiaries and VIE” and the respective profit or loss as “Equity in earnings of subsidiaries and VIE and VIE’s subsidiaries” on the condensed statements of income.

The footnote disclosures contain supplemental information relating to the operations of the Company and, as such, these statements should be read in conjunction with the notes to the consolidated financial statements of the Company. Certain information and footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted.

The Company did not announce nor pay any dividend for the periods presented. As of September 30, 2025 and 2024, there were no material contingencies, significant provisions for long-term obligations, or guarantees of the Company, except for those which have been separately disclosed in the consolidated financial statements, if any.

	September 30, 2025	September 30, 2024
ASSETS
Current assets
Cash	$6,914	$231,811
Short-term investments	4,047,500	4,545,000
Prepaid expenses and other current assets	500,000	18,750
Intercompany receivable	1,260,700	1,260,100
Total current assets	5,815,114	6,055,661

Non-current assets
Income from investment in subsidiaries and VIE	14,403,422	12,971,378
Total assets	$20,218,536	$19,027,039

LIABILITIES AND SHAREHOLDERS’ EQUITY

LIABILITIES
Due to a related party	$137,613	$137,613
Intercompany payable	758,693	758,493
Total liabilities	896,306	896,106

COMMITMENTS AND CONTINGENCIES

SHAREHOLDERS’ EQUITY
Ordinary shares, $0.00005 par value, 1,000,000,000 shares authorized, 156,547,100 shares were issued and outstanding as of September 30, 2025 and 2024, respectively	7,827	7,827
Additional paid-in capital	6,669,334	6,669,334
Retained earnings	12,645,069	11,453,772
Total shareholders’ equity	19,322,230	18,130,933

Total liabilities and shareholders’ equity	$20,218,536	$19,027,039
	For the Years Ended September 30,
	2025	2024	2023
OPERATING EXPENSES
General and administrative expenses	$428,080	$1,093,510	$587,490

OTHER INCOME
Interest income, net	187,333	104,441	27,448
Other income, net	-	31,505	-

EQUITY IN EARNINGS OF SUBSIDIARIES	$1,432,044	$4,633,491	$3,438,272

NET INCOME	1,191,297	3,675,927	2,878,230
FOREIGN CURRENCY TRANSLATION ADJUSTMENTS	-	-	-
COMPREHENSIVE INCOME ATTRIBUTABLE TO THE COMPANY	$1,191,297	$3,675,927	$2,878,230
	For the Years Ended September 30,
	2025	2024	2023
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$1,191,297	$3,675,927	$2,878,230
Adjustments to reconcile net cash flows from operating activities:
Short-term investments income	(47,500)	(45,000)	-
Equity in earnings of subsidiary and VIE and VIE’s subsidiaries	(1,432,044)	(4,633,491)	(3,438,272)
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	18,750	41,250	(60,000)
Accrued liabilities and other payables	-	(160,000)	160,000
Net cash used in operating activities	(269,497)	(1,121,314)	(460,042)

CASH FLOWS FROM INVESTING ACTIVITIES:
Prepayment for business acquisition	(500,000)	-	-
Payments for short-term investments	-	(5,000,000)	(8,933,357)
Redemption of short-term investments	545,000	5,800,000	3,633,357
Due from intercompany	(400)	(1,260,100)	(200)
Net cash provided by (used in) investing activities	44,600	(460,100)	(5,300,200)

CASH FLOWS FROM FINANCING ACTIVITIES:
Gross proceeds from initial public offerings	-	-	8,000,000
Direct costs disbursed from initial public offerings proceeds	-	-	(1,212,779)
Proceeds from exercise of over-allotment option	-	-	336,638
Proceeds from sale of ordinary shares, net of issuance costs	-	311,995	-
Proceeds from amount due to related parties	-	137,613	-
Net cash provided by financing activities	-	449,608	7,123,859

Net (decrease) increase in cash	(224,897)	(1,131,806)	1,363,617

CASH, beginning of year	231,811	1,363,617	-

CASH, end of year	$6,914	$231,811	$1,363,617